JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	R$ 1,703,327	R$ 1,697,070
Civil	929,909	891,872
Regulatory	267,596	325,810
Labor	43,683	67,859
Total	2,944,515	2,982,611
Garnishments	19,803	21,112
Total	2,964,318	3,003,723
Current	107,565	150,993
Non-current	2,856,753	2,852,730
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	1,703,327	1,697,070
Civil	929,909	891,872
Regulatory	267,596	325,810
Labor	43,683	67,859
Judicial deposits	2,944,515	2,982,611
Garnishments	19,803	21,112
Restricted cash and cash equivalents	2,964,318	3,003,723
Judicial deposits and garnishments	107,565	150,993
Judicial deposits and garnishments	R$ 2,856,753	R$ 2,852,730